Consolidated statement of changes in equity - USD ($) $ in Millions	Total	Equity (deficit) attributable to owners of the Company	Share capital	Share premium	Accumulated losses	Other reserve	Share-based payment reserve	Foreign currency translation reserve	Non- controlling interests
Beginning balance at Dec. 31, 2021	$ 8,019	$ 7,733		$ 21,529	$ (14,402)	$ 243	$ 382	$ (19)	$ 286
Total comprehensive loss for the year
Loss for the year	(1,740)	(1,683)			(1,683)				(57)
Other comprehensive loss
Exchange differences on translation of foreign operations	(42)	(48)						(48)	6
Defined benefit plan remeasurements	2	2			2
Investments and put liabilities at FVOCI – net change in fair value	(3)	(1)							(2)
Other comprehensive loss for the year, net of tax	(43)	(47)	$ 0	0	1		0	(48)	4
Total comprehensive loss for the year	(1,783)	(1,730)	0	0	(1,682)		0	(48)	(53)
Contributions by owners
Acquisition of subsidiary	(23)	(44)		46		(90)			21
Share options exercised/restricted stock units vested	8	8		286			(278)
Share-based payment	412	412					412
Total contributions by owners	397	376		332	0	(90)	134	0	21
Changes in ownership interests in subsidiaries
Changes in non-controlling interests without a loss of control	24	224		417	(193)				(200)
Total changes in ownership interests in subsidiaries	24	224		417	(193)	0	0	0	(200)
Total transactions with owners	421	600		749	(193)	(90)	134	0	(179)
Ending balance at Dec. 31, 2022	6,657	6,603		22,278	(16,277)	153	516	(67)	54
Total comprehensive loss for the year
Loss for the year	(485)	(434)			(434)				(51)
Other comprehensive loss
Exchange differences on translation of foreign operations	7	(1)						(1)	8
Defined benefit plan remeasurements	2	2			2
Investments and put liabilities at FVOCI – net change in fair value	(24)	(15)				(15)			(9)
Other comprehensive loss for the year, net of tax	(15)	(14)	0	0	2	(15)	0	(1)	(1)
Total comprehensive loss for the year	(500)	(448)	0	0	(432)	(15)	0	(1)	(52)
Contributions by owners
Share options exercised/restricted stock units vested	24	24		370			(346)
Share-based payment	304	304					304
Total contributions by owners	328	328	0	370	0	0	(42)	0	0
Changes in ownership interests in subsidiaries
Changes in non-controlling interests without a loss of control	(17)	(34)		21	(55)				17
Total changes in ownership interests in subsidiaries	(17)	(34)		21	(55)	0	0	0	17
Total transactions with owners	311	294		391	(55)	0	(42)	0	17
Ending balance at Dec. 31, 2023	6,468	6,449		22,669	(16,764)	138	474	(68)	19
Total comprehensive loss for the year
Loss for the year	(158)	(105)			(105)				(53)
Other comprehensive loss
Exchange differences on translation of foreign operations	(2)	(8)						(8)	6
Investments and put liabilities at FVOCI – net change in fair value	(19)	(13)			1	(14)			(6)
Other comprehensive loss for the year, net of tax	(21)	(21)	0	0	1	(14)	0	(8)	0
Total comprehensive loss for the year	(179)	(126)	$ 0	0	(104)	(14)	0	(8)	(53)
Contributions by owners
Share options exercised/restricted stock units vested	25	25		394			(369)
Share-based payment	287	287					287
Repurchase and retirement of ordinary shares	(226)	(226)			(226)
Total contributions by owners	86	86		394	(226)	0	(82)	0	0
Changes in ownership interests in subsidiaries
Changes in non-controlling interests without a loss of control	(24)	(10)		486	(253)	(243)			(14)
Total changes in ownership interests in subsidiaries	(24)	(10)		486	(253)	(243)	0	0	(14)
Total transactions with owners	62	76		880	(479)	(243)	(82)	0	(14)
Ending balance at Dec. 31, 2024	$ 6,351	$ 6,399		$ 23,549	$ (17,347)	$ (119)	$ 392	$ (76)	$ (48)